Law Offices
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103-7018
(215) 564-8000
Direct Dial - (215) 564-8521

June 1, 2016

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:         Franklin Templeton ETF Trust (“Registrant”)
File Nos. 333-208873 and 811-23124

Dear Sir/Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 1/5 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The purpose of this Amendment is to register three new series of shares of the Registrant, designated as the Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty International Opportunities ETF (the “Funds”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating and completing certain information contained in the prospectus and statement of additional information relating to the Funds.

As noted on the facing sheet, the Amendment relates only to the Funds, and the Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

Please direct questions and comments relating to this filing to me at the above telephone number, or in my absence, to Joel D. Corriero at (215) 564-8528.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esquire